Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
REVENUES:
Crude Oil Logistics	$ 2,260,075	$ 1,666,884	$ 3,217,079
Water Solutions	229,139	159,601	185,001
Liquids	2,215,985	1,537,172	1,273,992
Refined Products and Renewables	12,200,923	9,342,702	6,792,112
Other	1,174	844	462
Total Revenues	16,907,296	12,707,203	11,468,646
COST OF SALES:
Crude Oil Logistics	2,113,747	1,572,015	3,111,717
Water Solutions	19,345	4,068	(7,336)
Liquids	2,128,522	1,432,200	1,116,631
Refined Products and Renewables	12,150,497	9,219,721	6,540,599
Other	530	400	182
Total Cost of Sales	16,412,641	12,228,404	10,761,793
OPERATING COSTS AND EXPENSES:
Operating	201,068	189,003	296,831
General and administrative	98,129	105,805	127,559
Depreciation and amortization	209,020	180,239	192,932
(Gain) loss on disposal or impairment of assets, net	(17,104)	(208,890)	320,903
Revaluation of liabilities	20,716	6,717	(82,673)
Operating (Loss) Income	(17,174)	205,925	(148,699)
OTHER INCOME (EXPENSE):
Equity in earnings of unconsolidated entities	7,539	3,830	16,649
Revaluation of investments	0	(14,365)	0
Interest expense	(199,148)	(149,994)	(132,749)
(Loss) gain on early extinguishment of liabilities, net	(23,201)	24,727	28,532
Other income, net	6,953	26,612	4,521
(Loss) Income From Continuing Operations Before Income Taxes	(225,031)	96,735	(231,746)
INCOME TAX (EXPENSE) BENEFIT	(1,354)	(1,933)	428
(Loss) Income From Continuing Operations	(226,385)	94,802	(231,318)
Income From Discontinued Operations, net of Tax	156,780	49,072	44,221
Net (Loss) Income	(69,605)	143,874	(187,097)
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(240)	(6,832)	(11,832)
LESS: NET INCOME ATTRIBUTABLE TO REDEEMABLE NONCONTROLLING INTERESTS	(1,030)	0	0
NET (LOSS) INCOME ATTRIBUTABLE TO NGL ENERGY PARTNERS LP	(70,875)	137,042	(198,929)
NET (LOSS) INCOME FROM CONTINUING OPERATIONS ALLOCATED TO COMMON UNITHOLDERS (Note 3)	(286,521)	57,645	(290,725)
NET INCOME FROM DISCONTINUED OPERATIONS ALLOCATED TO COMMON UNITHOLDERS (Note 3)	155,595	49,023	44,176
NET (LOSS) INCOME ALLOCATED TO COMMON UNITHOLDERS	$ (130,926)	$ 106,668	$ (246,549)
BASIC (LOSS) INCOME PER COMMON UNIT
(Loss) Income From Continuing Operations	$ (2.37)	$ 0.53	$ (2.77)
Income From Discontinued Operations, net of Tax	1.29	0.45	0.42
Net (Loss) Income	(1.08)	0.99	(2.35)
DILUTED (LOSS) INCOME PER COMMON UNIT
(Loss) Income From Continuing Operations	(2.37)	0.52	(2.77)
Income From Discontinued Operations, net of Tax	1.29	0.44	0.42
Net (Loss) Income	$ (1.08)	$ 0.95	$ (2.35)
BASIC WEIGHTED AVERAGE COMMON UNITS OUTSTANDING (in units)	120,991,340	108,091,486	104,838,886
DILUTED WEIGHTED AVERAGE COMMON UNITS OUTSTANDING (in units)	120,991,340	111,850,621	104,838,886